Summary of Significant Accounting Policies (Guarantee) (Details) $ in Millions	Mar. 31, 2016 USD ($)
Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings and long-term borrowings	$ 81,906